Share-Based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Dec. 02, 2021 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) shares	May 08, 2024 shares	Oct. 18, 2010 shares
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for issuance | shares		589,729,714						589,729,714		58,875,478
Plan expiration term		10 years	10 years
Plan extended expiration term		20 years	20 years
Vested options expiration term		90 days	90 days
2010 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term		4 years	4 years
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term		10 years	10 years
Vested options expiration term		90 days	90 days
Number of shares authorized to grant | shares	364,000,000
Each restricted share unit granted shall reduce the number of ordinary shares available for future grants by		1.3	1.3
2021 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term		4 years	4 years
Stock options exercise price | $ / shares	$ 0
2024 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term		10 years	10 years
Vested options expiration term		90 days	90 days
Shares vesting term		4 years	4 years
Number of shares authorized to grant | shares									350,000,000
2010, 2021 and 2024 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost		¥ 450.0						$ 64.3
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized		2 years 29 days	2 years 29 days
Weighted-average grant-date fair value of options granted | $ / shares			$ 0.3	$ 0.63		$ 0.87
Total fair value of options vested during period		¥ 418.5	$ 59.8		¥ 496.3		¥ 558.9
Intrinsic value of options exercised		¥ 28.2	$ 4.0		¥ 27.0		¥ 55.0
Stock options exercise price | $ / shares			$ 0